Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates used in Preparing Financial Statements (Details)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Fiscal Year End [Member] | US$ to NT$ [Member]
Schedule of Currency Exchange Rates used in Preparing Financial Statements [Line Items]
Currency exchange rates	33.19	32.45	31.14
Fiscal Year End [Member] | US$ to CNY [Member]
Schedule of Currency Exchange Rates used in Preparing Financial Statements [Line Items]
Currency exchange rates	7.26	7.27	7.25
Fiscal Year End [Member] | US$ to HKD [Member]
Schedule of Currency Exchange Rates used in Preparing Financial Statements [Line Items]
Currency exchange rates	7.78	7.81	7.84
Average Rate [Member] | US$ to NT$ [Member]
Schedule of Currency Exchange Rates used in Preparing Financial Statements [Line Items]
Currency exchange rates	32.5	31.83	30.71
Average Rate [Member] | US$ to CNY [Member]
Schedule of Currency Exchange Rates used in Preparing Financial Statements [Line Items]
Currency exchange rates	7.21	7.23	6.95
Average Rate [Member] | US$ to HKD [Member]
Schedule of Currency Exchange Rates used in Preparing Financial Statements [Line Items]
Currency exchange rates	7.78	7.82	7.84